Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	$ 2,993
Vessels held for sale	61,282	$ 55,450
Loans to equity-accounted investees and joint venture partners - Long-term	292,209	184,390
Long-term debt - non-public	(6,730,132)	(7,480,374)
Carrying Amount Asset (Liability) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity-accounted investees and joint venture partners - Current	11,821	7,127
Loans to equity-accounted investees and joint venture partners - Long-term	292,209	184,390
Carrying Amount Asset (Liability) [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt - public	(1,503,472)	(1,493,915)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt - non-public	(5,136,074)	(5,890,171)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	10,985	16,453
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	805,567	855,107
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest Rate Swap Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	7,943	6,136
Interest rate swap agreements - liabilities	(302,935)	(370,952)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross Currency Interest Swap Agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	(237,165)	(312,110)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	(2,993)	(18,826)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Logitel contingent consideration	0	(14,830)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Stock Purchase Warrants [Member] | Derivatives Not Designated as a Cash Flow Hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	575	10,328
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Time-charter Swap Agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement	208	0
Carrying Amount Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	11,300	100,600
Vessels held for sale	61,282	55,450
Long-term investments	6,000	25,000
Fair Value Asset (Liability) [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt - public	(1,409,996)	(1,161,729)
Fair Value Asset (Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt - non-public	(5,009,900)	(5,881,483)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	10,944	16,427
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	805,567	855,107
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest Rate Swap Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	7,943	6,136
Interest rate swap agreements - liabilities	(302,935)	(370,952)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross Currency Interest Swap Agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	(237,165)	(312,110)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	(2,993)	(18,826)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Logitel contingent consideration	0	(14,830)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Stock Purchase Warrants [Member] | Derivatives Not Designated as a Cash Flow Hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	575	10,328
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Time-charter Swap Agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement	208	0
Fair Value Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	11,300	100,600
Vessels held for sale	61,282	55,450
Long-term investments	$ 6,000	$ 25,000